Income Tax Status (Details) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025
Income Tax Status (Details) [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Jun. 30, 2020
EBP, Tax Qualification Status [Extensible Enumeration]	qualified